DERIVATIVE FINANCIAL INSTRUMENTS (Details) R$ in Thousands	Dec. 31, 2018 USD ($)	Mar. 05, 2018 BRL (R$)	Mar. 05, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Assets	$ 11,313,000			$ 8,177,000
Liabilities	(682,000)			6,352,000
Non-current portion, assets	11,313,000			8,177,000
Non-current portion, liabilities	682,000			5,140,000
Current portion, assets	0			0
Current portion, liabilities	0			1,212,000
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets				2,289,000
Interest rate swaps | Cashflow hedges
Disclosure of detailed information about financial instruments [line items]
Assets	0			0
Liabilities	0			(1,212,000)
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Contractual amounts to be exchanged | R$		R$ 33,000
Variable rate		2.10%	2.10%
Hedged loan, USD			$ 10,092,000
Fixed rate		3.40%	3.40%
Cross-currency swaps | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Assets	11,313,000			7,429,000
Liabilities	$ 0			$ (5,140,000)